Private Placements (Details) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placements (Details) [Line Items]
Sponsor agreed to purchase	5,152,500	5,152,500
Private placement warrants exercised	$ 1	$ 1
Warrant exercisable price	$ 11.5	$ 11.5
Over-Allotment Option [Member]
Private Placements (Details) [Line Items]
Over-allotment exercised price	227,500	227,500